Subsequent events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Nov. 13, 2015	Aug. 14, 2015	Aug. 12, 2015	Jun. 30, 2015
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid				$ 17,761
Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.3375	$ 0.3375
Distribution Made To Limited Partner Annualized Basis Per Unit	$ 1.35	$ 1.35
Distribution Made to Limited Partner, Cash Distributions Paid	$ 8,900	$ 8,900
Subsequent Event [Member] | FSRU Hoegh Gallant [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred			$ 370,000
Debt Instrument, Term			18 months
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Subsequent Event [Member] | FSRU Hoegh Gallant [Member] | Notes Payable, Other Payables [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred			$ 140,000
Subsequent Event [Member] | FSRU Hoegh Gallant [Member] | Seller Credit [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred			47,000
Subsequent Event [Member] | FSRU Hoegh Gallant [Member] | Interest Rate Swaption [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred			$ 183,000